Loan (Details) - Schedule of convertible loan agreement - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of convertible loan agreement [Abstract]
Gross proceeds at disbursement date	SFr 1,500,000
Embedded derivative, separated	(230,974)
Transaction costs allocated to host	(22,495)
Carrying amount at initial recognition	1,246,531
Converted principal amount	(895,455)
Accrued interest at 8%	31,920
Amortization transaction costs and derivative	90,923
Total	SFr 473,920